Schedule of Related Party Transactions (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Related Party Transaction [Line Items]
Directors fees	$ 1,556	$ 3,513	$ 5,051	$ 5,516
Salaries, wages, consultants and benefits	409,008	190,831	526,179	376,423
Stock-based compensation (Note 9 & 13)	45,581	104,321	89,449	172,570
Software technology development (Note 7)	1,209,973	817,956	2,060,858	1,573,201
Related Party [Member]
Related Party Transaction [Line Items]
Directors fees	1,556	3,513	5,051	5,516
Salaries, wages, consultants and benefits	398,201	162,245	518,036	333,125
Selling and marketing	143,391	16,318	177,615	31,698
Stock-based compensation (Note 9 & 13)	17,381	40,460	34,333	64,383
Software technology development (Note 7)	182,182	61,058	258,015	121,206
Closing balance for the period	$ 742,711	$ 283,594	$ 993,050	$ 555,928